Variable interest entity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024
Current assets	$ 9,578,219	$ 10,044,527
Other assets	13,573,880	63,733,366
Total assets	23,152,099	73,777,893
Total liabilities	(4,952,542)	(6,976,176)
Net assets	16,029,361	64,772,183
Current liabilities:
Accounts payable	3,318,162	2,787,656
Short-term loan	662,955
Contract liabilities	9,544	37,316		$ 72,297
Taxes payable	417,816	528,950
Total current liabilities	4,848,642	3,814,028
Total liabilities	4,952,542	6,976,176
Operating revenues	8,706,740	1,437,848	$ 280,000
Gross profit	2,568,542	592,612	154,729
Loss from operations	(56,411,208)	(1,734,704)	(3,156,426)
Net loss	(57,203,388)	(2,100,495)	(2,868,157)
Net loss attributable to non-controlling interest	(17,455)	(1,458)
V I Es [Member]
Current assets	13,358,763	12,630,910
Other assets	269,115	350,188
Total assets	13,627,878	12,981,098
Total liabilities	(4,749,905)	(3,897,967)
Net assets	8,877,973	9,083,131
Current liabilities:
Accounts payable	3,318,162	2,787,656
Other payables and accrued liabilities	84,837	207,558
Short-term loan	662,955
Contract liabilities	9,544	37,316
Lease liabilities	189,189	133,818
Taxes payable	417,653	528,173
Total current liabilities	4,682,340	3,694,521
Lease liabilities – non-current	67,565	203,446
Total liabilities	4,749,905	3,897,967
Operating revenues	8,706,740	1,417,848	3,173,124
Gross profit	2,568,542	591,012	1,575,941
Loss from operations	(397,138)	(20,269)	(4,121,315)
Net loss	(586,566)	(46,643)	(4,310,491)
Net loss attributable to INFOBIRD CO., LTD	(568,969)	(45,244)	(4,018,865)
Net loss attributable to non-controlling interest	$ (17,597)	$ (1,399)	$ (291,626)